DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Large Cap Concentrated Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill International Fund
Diamond Hill Short Duration Securitized Bond Fund
Diamond Hill Core Bond Fund

Supplement dated May 1, 2024
to the Statement of Additional Information Dated February 28, 2024

Effective May 1, 2024, the Board of Trustees of Diamond Hill Funds (the “Trust”) elected the following officers for the Trust.

President	Thomas E. Line
Vice President and Secretary	Karen R. Colvin
Treasurer	Julie A. Roach
Chief Compliance Officer and Anti-Money Laundering Officer	Alyssa A. Bentz

With these appointments, the following changes are being made to the Statement of Additional Information:
On page 59, the table listing each Officer of the Trust, is deleted in its entirety and replaced with the following:

Officers Name and Age	Position Held	Year First Elected to Current Officer Position of the Fund[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020	Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.
Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present.
Alyssa A. Bentz Year of Birth: 1981	Chief Compliance Officer Anti-Money Laundering Officer	Since May 2024 Since May 2024	Chief Compliance Officer of Diamond Hill Capital Management, Inc., May 2024 to present; Chief Compliance Officer, U.S. Bancorp Asset Management, Inc., July 2021 to March 2024; Compliance Manager, U.S. Bancorp Asset Management, Inc., December 2015 to July 2021.
All references to Gary R. Young as Chief Compliance Officer are hereby removed, and replaced with Alyssa A. Bentz.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE